Loans - Schedule of Aging of Accruing Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 604,515	$ 545,487
Nonaccrual	4,448	4,298
Total Past Due and Nonaccrual	5,355	5,646
Total ending loans balance	609,870	551,133
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	836	830
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	22	277
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	49	241
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	190,264	135,707
Nonaccrual	1,225	1,325
Total Past Due and Nonaccrual	1,276	1,407
Total ending loans balance	191,540	137,114
Commercial [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	51	15
Commercial [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due		67
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	185,005	194,157
Nonaccrual	2,205	2,405
Total Past Due and Nonaccrual	2,216	2,591
Total ending loans balance	187,221	196,748
Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	11	186
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	175,812	173,023
Nonaccrual	688	521
Total Past Due and Nonaccrual	1,343	1,236
Total ending loans balance	177,155	174,259
Residential Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	606	264
Residential Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due		277
Residential Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	49	174
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	35,721	23,960
Nonaccrual	317
Total Past Due and Nonaccrual	317
Total ending loans balance	36,038	23,960
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,713	18,640
Nonaccrual	13	47
Total Past Due and Nonaccrual	203	412
Total ending loans balance	17,916	19,052
Consumer [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	168	$ 365
Consumer [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Past Due	$ 22